Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 24	$ 9
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income and expenses, net	Other income and expenses, net
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts	$ 24	$ 9
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income and expenses, net	Other income and expenses, net